24. Post-Employment Benefits	12 Months Ended
Dec. 31, 2018
Post-employment Benefits
Post-Employment Benefits

The Company sponsors private retirement and pension plans (Unified Plan and Plan III) and Healthcare Plan for medical and dental care (“ProSaúde II” and “ProSaúde III” Plans) for their active employees and their dependents. The lifetime sponsorship of the Healthcare Plan for retirees, pensioners and legal dependents is only applied to “Prosaúde II” plan participants.

The amounts of these actuarial obligations (contributions, costs, liabilities, and/or assets) are calculated annually by an independent actuary at year end.

The benefits plan assets are measured at market values (mark-to-market).

The amount of the net assistance liability is recognized at the present value of the actuarial liability, less the fair value of the plan assets.

Under the projected credit unit method adopted, each year of service triggers an additional benefit unit, which are added up to determine the final liability.

Other actuarial assumptions are used, which take into account biometric and economic tables in addition to historical data from the benefits plans, obtained from the manager of these plans, Fundação Copel de Previdência e Assistência Social.

Actuarial gains or losses caused by changes in assumptions and/or actuarial adjustments are recognized in other comprehensive income.

24.1   Pension Plan

The Unified Plan is a Defined Benefit plan - BD in which the income is predetermined, according to each individual’s salary. This plan has been a closed plan for new participants since 1998.

The Plan III is a Variable Contribution plan – CV, being the only plan available for new participants.

The costs assumed by the sponsors for these plans are recognized according to the actuarial evaluation prepared annually by independent actuaries in accordance with IAS 19 and IFRIC 14. The economic and financial assumptions for purposes of the actuarial valuation are discussed with the independent actuaries and approved by management.

24.2   Healthcare Plan

The Company and its subsidiaries allocate resources for the coverage of healthcare expenses incurred by their employees and their dependents, within rules, limits and conditions set in “ProSaúde II” and “ProSaúde III” Plans’ regulations. Coverage includes periodic medical exams in both plans and is only extended to all retirees and pensioners for life in the “ProSaúde II” plan.

24.3   Balance sheet and statement of income

Amounts recognized in liabilities, under Post-employment Benefits, are summarized below:

	12.31.2018	12.31.2017
Pension plans	1,149	1,069
Healthcare plans	967,614	865,034
	968,763	866,103
Current	58,478	53,225
Noncurrent	910,285	812,878

Amounts recognized in the statement of income are shown below:

	12.31.2018	12.31.2017	12.31.2016
Employees
Pension plans	78,209	78,680	75,407
Healthcare plan - post employment	97,866	97,511	129,647
Healthcare plan - active employees	86,580	81,617	75,578
(-) Transfers to construction in progress	(20,630)	(21,901)	(22,268)
	242,025	235,907	258,364
Management
Pension plans	1,598	1,500	1,175
Healthcare plan	127	190	228
	1,725	1,690	1,403
	243,750	237,597	259,767

24.4    Changes in post-employment benefits

Total
Balance as of January 1, 2017	769,865
Appropriation of actuarial calculation	97,511
Pension and healthcare contributions	153,069
Adjustment related to actuarial gains (loss)	46,506
Amortizations	(200,848)
Balance as of December 31, 2017	866,103
Appropriation of actuarial calculation	97,900
Appropriation of pension and healthcare contributions	151,215
Adjustment related to actuarial gains (loss)	58,354
Amortizations	(204,809)
Balance as of December 31, 2018	968,763

24.5   Actuarial valuation in accordance with IAS 19

24.5.1     Actuarial assumptions

The actuarial assumptions used to determine the amounts of liabilities and costs for 2018 and 2017 are shown below:

	2018		2017
	Real	Nominal	Real	Nominal
Economic
Inflation p.y.	-	4.00%	-	4.50%
Expected rate of discount/return p.y.
Unified Plan	4.60%	8.78%	5.11%	9.84%
Plan III	4.60%	8.78%	5.24%	9.97%
Assistance Plan	4.60%	8.78%	5.20%	9.94%
Salary growth
Salary growth Unified Plan p.y.	2.00%	6.08%	2.00%	6.59%
Salary growth Plan III p.y.	1.50%	5.56%	1.50%	6.07%
Demographic
Mortality Table		AT - 2000		AT - 2000
Mortality table of individuals with permanent disability		WINKLEVOSS		WINKLEVOSS
Table of new disability benefit vested		TASA 1927		TASA 1927

24.5.2     Number of participants and beneficiaries

	Social Security Plans
	Unified Plan		Plan III		Assistance Plan
	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2018	12.31.2017
Number of active participants	33	37	8,180	8,540	7,427	8,172
Number of Inactive participants	4,368	4,435	3,843	3,509	8,174	7,703
Number of dependent people	-	-	-	-	22,472	23,081
Total	4,401	4,472	12,023	12,049	38,073	38,956

24.5.3     Life expectancy after the average age of participants - Annuity Table AT-2000 (in years)

	Unified Plan	Plan III
As of 12.31.2018
Retired participants	14.37	22.74
Pensioner participants	15.68	27.21
As of 12.31.2017
Retired participants	14.92	23.01
Pensioner participants	16.37	27.99

The average age of inactive participants of the healthcare and pension plans of the Company is 67.3 and 66.8 years, respectively.

24.5.4     Actuarial evaluation

Based on the review of the assumptions, the amounts of the Unified Plan and Plan III as of December 31, 2018, respectively, totaled a surplus of R$ 376,077 and R$ 32,732, while, as of December 31, 2017, the position was, respectively, R$ 481,678 and R$ 86,487. The current applicable legislation does not permit any significant reduction in contributions or reimbursements to the Company based on the current surplus in this plan. For this reason, the Company did not record assets on its December 31, 2018 balance sheet that reflect any such right to reduce contributions or refund surplus or other amounts.

	Unified Plan	Plan III	Assistance Plan	12.31.2018	12.31.2017
Total liabilities or partially covered	5,914,764	2,145,661	1,140,605	9,201,030	8,123,419
Fair value of the plan assets	(6,290,841)	(2,178,236)	(172,991)	(8,642,068)	(7,826,550)
Plan coverage status	(376,077)	(32,575)	967,614	558,962	296,869
Unrecognized asset	376,077	32,575	-	408,652	568,165
	-	-	967,614	967,614	865,034

The Company made adjustments to their assistance liabilities through the actuarial report issued on December 31, 2018, when an actuarial gain of R$ 58,354 was recorded in other comprehensive income, corresponding to an increase ascertained on that base date.

24.5.5     Changes in actuarial liabilities

	Unified Plan	Plan III	Assistance Plan
Present value of net actuarial obligations as of January 1, 2016	4,174,885	1,170,528	756,282
Cost of services	203	10,174	44,942
Cost of interest	601,259	170,531	108,465
Benefits paid	(381,274)	(109,146)	(88,259)
Actuarial (gain) losses	556,005	323,034	112,484
Present value of net actuarial obligations as of December 31, 2016	4,951,078	1,565,121	933,914
Cost of services	329	10,502	9,225
Cost of interest	563,257	176,878	105,987
Benefits paid	(406,023)	(122,841)	(7)
Actuarial (gain) losses	244,253	104,908	(13,162)
Present value of net actuarial obligations as of December 31, 2017	5,352,894	1,734,568	1,035,957
Cost of services	589	9,604	11,633
Cost of interest	533,201	195,991	102,916
Benefits paid	(414,256)	(133,281)	(7)
Actuarial (gain) losses	442,336	338,779	(9,894)
Present value of net actuarial obligations as of December 31, 2018	5,914,764	2,145,661	1,140,605

24.5.6     Changes in actuarial assets

	Unified Plan	Plan III	Assistance Plan
Fair value of the Plan's assets as of January 1, 2016	4,487,550	1,162,969	162,630
Return estimated for assets	637,541	169,429	23,749
Contributions and distributions	25,724	10,174	-
Benefits paid	(381,274)	(109,146)	-
Actuarial gain (losses)	709,261	560,090	(21,078)
Fair value of the Plan's assets as of December 31, 2016	5,478,802	1,793,516	165,301
Return estimated for assets	546,699	202,691	23,934
Contributions and distributions	30,520	10,505	-
Benefits paid	(406,023)	(122,841)	-
Actuarial gain (losses)	184,574	(62,816)	(18,312)
Fair value of the Plan's assets as of December 31, 2017	5,834,572	1,821,055	170,923
Return estimated for assets	593,572	230,703	16,579
Contributions and distributions	24,011	9,184	-
Benefits paid	(414,256)	(133,281)	-
Actuarial gain (losses)	252,942	250,575	(14,511)
Fair value of the Plan's assets as of December 31, 2018	6,290,841	2,178,236	172,991

24.5.7     Estimated costs

The estimated net periodic plan costs (gains) for 2019 for each plan are shown below:

	Unified Plan	Plan III	Assistance Plan	2019
Cost of current service	560	4,098	14,306	18,964
Estimated cost of interest	477,731	128,060	106,004	711,795
Expected return on plan assets	(584,972)	(180,750)	(20,733)	(786,455)
Expected employee contributions	(213)	(2,049)	-	(2,262)
Costs (income or loss)	(106,894)	(50,641)	99,577	(57,958)

24.5.8     Sensitivity Analysis

The following tables set out a sensitivity analysis, which shows the effect of a one percent increase or decrease in the assumed care costs, in the aggregate of the cost of service and cost of interest components and the accumulated post-employment benefit obligation.

.	Projected scenarios
	Increase by 1%	Decrease in 1%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	(382,458)	587,106
Impacts on the obligations of healthcare program	(182,573)	182,573
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	79,801	(74,557)
Impact on cost of service for the following financial year of healthcare program	982	(918)
Sensitivity of the service cost
Impacts on the obligations of the pension	(64)	98
Impacts on the obligations of healthcare program	(2,260)	2,260

24.5.9     Benefits payable

The estimated benefits to be paid by the Company in the next five years and the total benefits for the following fiscal years are shown below:

	Unified Plan	Plan III	Assistance Plan	Total
2019	354,069	148,236	47,519	549,824
2020	340,372	192,004	52,063	584,439
2021	326,924	198,083	51,821	576,828
2022	313,390	199,913	51,146	564,449
2023	300,346	198,714	49,950	549,010
2024 a 2048	3,072,612	3,110,140	645,610	6,828,362

24.5.10  Asset allocation and investment strategy

The asset allocation for the Company pension and healthcare plans at the end of 2018 and the allocation goal for 2019, by asset category, are shown below:

	Goal for 2019	2018
Fixed income	77.8%	87.8%
Variable income	5.7%	7.0%
Loans	2.0%	1.6%
Real estate	3.8%	1.6%
Investment structuring	8.1%	2.0%
Foreign investments	2.6%	0.0%
	100.0%	100.0%

In addition, information on the allocation of assets of pension plans sponsored by the Company:

	Unified Plan		Plan III
	target (%)(*)	minimum (%)	target (%)	minimum (%)
Fixed income	91.0%	57.0%	60.0%	33.0%
Variable income	2.5%	1.0%	10.0%	7.0%
Loans	0.5%	0.0%	4.0%	1.0%
Real estate	3.0%	1.0%	5.0%	0.0%
Investment structuring	3.0%	0.0%	15.0%	0.0%
Foreign investments	0.0%	0.0%	6.0%	0.0%
(*) Target based on the total investment of each plan.
Management of Fundação Copel decided to keep a more conservative approach investing in variable income in relation to the allowed legal limit, which is 70%.

 As of December 31, 2018 and 2017, the pension plan assets included the following securities issued by Copel:

	Social Security Plans
	Unified Plan		Plan III
	31.12.2018	31.12.2017	31.12.2018	31.12.2017
Debentures	-	-	4,166	6,729
Shares	5	-	13	-
	5	-	4,179	6,729

24.5.11  Additional information

The Company made contributions to Plan III (variable contribution plan) for all active employees at December 31, 2018 and 2017, in the amounts of R$ 77,797 and R$ 80,727, respectively.